Accrued liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued liabilities

12.       Accrued liabilities:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2020	December 31, 2021
Audit fees	$341	$400
Legal fees	137	122
Other professional fees	2,300	1,739
Vessel Operating and voyage expenses	12,481	24,406
Loan and interest rate swaps interest and financing fees	5,547	4,083
Income tax	134	60
Total Accrued Liabilities	$20,940	$30,810